Supplemental Cash Flow Information (Details) - Schedule of Income Taxes Paid, Net of Income Taxes Received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes Paid, Net of Income Taxes Received [Abstract]
Income taxes paid	$ (67,342)	$ (98,787)	$ (94,290)
Income taxes received	501	644	48
Income taxes paid, net of income taxes received	$ (66,841)	$ (98,143)	$ (94,242)